Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 17 – INCOME TAX

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-owned subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the six months ended June 30, 2024 and 2025, the Company generated substantially all of its taxable income in Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30,
	2024	2025
Hong Kong profit tax:
- Current period	$-	$-
Income tax expenses	$-	$-

The effective tax rates on loss before income taxes for the six months ended June 30, 2024 and 2025 was 0% and 0%, respectively.

The following table reconciles statutory rate to effective tax rate:

	For the six months ended June 30,
	2024	2025
Hong Kong statutory income tax rate	16.50%	16.50%
- Non-taxable income	2.45%	56.77%
- Non-deductible expenses	(11.76)%	(39.32)%
- Deductible temporary difference not recognized	(0.60)%	(0.07)%
- Tax loss not recognized	(6.59)%	(33.88)%
Effective tax rate	0.00%	0.00%

Significant components of the Company’s net deferred tax asset were as follows:

	As of
	December 31, 2024	June 30, 2025
Deferred tax asset
Net operating loss carryforwards	$27,143	$170,183
Total deferred tax asset	27,143	170,183
Valuation allowance	(27,143)	(170,183)
Deferred tax asset, net of allowance	$—	$—

All net operating loss carryforwards are in Hong Kong and do not expire.

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

Management considered all available evidence under existing tax law and anticipated expiration of tax statutes and determined that a valuation allowance of $27,143 and $170,183 was required as of December 31, 2024 and June 30, 2025 for the deferred tax asset due to the unpredictability of future profit streams.

NOTE 19 — INCOME TAX

Cayman Islands and British Virgin Islands (the “BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly owned subsidiaries are incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD 2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the years ended December 31, 2022, 2023 and 2024, the Company generated substantially all of its taxable income in the Hong Kong. The income tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income tax are as follows:

	For the years ended December 31,
	2022	2023	2024
Hong Kong profits tax:
– Current year	$672,698	$1,408,470	$72,280
– Tax reduction	(1,538)	(1,154)	—
– Under (Over) provision for prior years	17,185	(25,587)	(430,964)
Income tax expenses (benefit)	$688,345	$1,381,729	$(358,684)

The effective tax rates on income (loss) before income tax for the years ended December 31, 2022, 2023 and 2024 was 21.95%, 23.05% and 6.93%, respectively.

No provision for deferred taxation has been made as there were no material temporary difference at reporting date.

The following table reconciles statutory rate to effective tax rate:

	For the years ended December 31,
	2022	2023	2024
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
– Non-taxable income	(3.96)%	(0.30)%	0.26%
– Non-deductible expenses	9.41%	7.31%	(17.90)%
– Temporary difference not recognized	0.69%	0.34%	(0.09)%
– Tax reduction	(0.04)%	(0.02)%	—%
– Income tax at concessionary rate	(0.67)%	(0.35)%	0.41%
– Tax losses not recognized	—%	—	(0.52)%
– Under/over provision for prior years	0.55%	(0.43)%	8.32%
– Others	(0.53)%	—%	(0.05)%
Effective tax rate	21.95%	23.05%	6.93%

Significant components of the Company’s net deferred tax asset were as follows:

	As of December 31,
	2023	2024
Deferred tax asset
Net operating loss carryforwards	$—	$27,143
Total deferred tax asset	—	27,143
Valuation allowance	—	(27,143)
Deferred tax asset, net of allowance	$—	$—

All net operating loss carryforwards are in Hong Kong and do not expire.

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

Management considered all available evidence under existing tax law and anticipated expiration of tax statutes and determined that a valuation allowance of $27,143 was required as of December 31, 2024 for the deferred tax asset due to the unpredictability of future profit streams.